SUBSEQUENT EVENTS	12 Months Ended
Jan. 31, 2024
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

Related Party Notes and Advances:

Subsequent to January 31, 2024, the Company entered into a loan agreement with Ms. Caitlin Jeffs, the Company’s director and former CEO and President, for a total of $40,033, and into a number of loan agreements with Fairtide Ventures, an entity controlled by Ms. Jeffs, for a total of $61,740. These loans accumulate interest at a rate of 8% per annum, are unsecured, and payable on demand. In addition, Ms. Caitlin Jeffs advanced to the Company a further $3,500; this advance does not bear any interest and is payable on demand.

Restructuring of Certain Debt with Related Parties:

Subsequent to January 31, 2024, The Company restructured certain debt (the “Restructuring”) in the amount of $1,911,451 (the “Debt”) owed to its related parties, whereby the creditors agreed to forgive a total of $145,847 in interest accrued on the notes payable, and to restructure repayment of remaining balance of $1,765,604 over a period of 60 months in installment payments every six months, commencing on the date that is six months from the date of the Debt Agreements, being May 9, 2024.

In addition, the Company was also notified that $450,000 owed under the notes payable with related parties have been reassigned to new directors and officers of the Company, who joined the management team on May 10, 2024. The reassigned amount bears no interest and is payable on demand.